Fair Value (Financial Instruments Measured At Fair Value On A Non-Recurring Basis) (Details) - Unobservable Input, Comparability Adjustment [Member] - Fair Value, Measurements, Non-Recurring [Member] - Market Approach [Member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Commercial Real Estate [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 190	$ 84
(Range) Weighted Average	65.00%	2.06%
Single-Family Residential [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 106
(Range) Weighted Average		3.61%
Non-Owner Occupied [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 4,387
Non-Owner Occupied [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		(2.58%)
Non-Owner Occupied [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		14.00%
Non-Owner Occupied [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		2.44%